Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended				3 Months Ended	12 Months Ended					0 Months Ended	1 Months Ended			3 Months Ended	0 Months Ended
	Dec. 03, 2013 Employee Stock Option [Member]	Oct. 23, 2013 Employee Stock Option [Member]	Sep. 02, 2013 Employee Stock Option [Member]	Aug. 01, 2013 Employee Stock Option [Member]	Mar. 31, 2014 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Sep. 01, 2013 Employee Stock Option [Member]	Jul. 01, 2013 Employee Stock Option [Member]	May 07, 2012 Employee Stock Option [Member]	May 08, 2014 Subsequent Event [Member]	Apr. 29, 2014 Subsequent Event [Member]	Apr. 25, 2014 Subsequent Event [Member]	Mar. 26, 2014 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member]	May 08, 2014 Subsequent Event [Member] Employee Stock Option [Member]
Subsequent Event [Line Items]
Promissory note												$ 1,000,000		$ 1,000
Interest rate term													50	Interest accrues on the unpaid balance at an annual rate equal to LIBOR as published in the Wall Street Journal plus 1% per annum until the principal amount due under the Note has been paid in full
Default interest rate														13.00%
Sale of stock, amount received													7,000
Stock options, granted	4,025,000	150,000	200,000	2,075,000		9,350,000	150,000				750,000					670,000
Common stock issued, Shares													12,727,272
Warrants to purchase of common stock													6,363,636
Warrant exercise price, per share													0.825
Warrants expiration date													Apr. 30, 2014
Proceeds from offering, net												6,600,000
Share Price	$ 0.26			$ 0.50				$ 0.70	$ 0.20	$ 0.30			$ 0.55
Commissions and expenses												$ 400,000
Subsequent event, description															The amount of the liquidated damages is 1.0% of the aggregate subscription amount paid by an Investor for the shares affected by the event that are still held by the Investor upon the occurrence of the event, and monthly thereafter, up to a maximum of 10.0%.